UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

 Investment Company Act file number                   811-07360

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 Monetta Trust

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 (Exact name of registrant as specified in charter)

 1776-A S. Naperville Road, Suite 100, Wheaton, IL   60189

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 (Address of principal executive offices)          (Zip code)

 Monetta Financial Services, Inc.

 1776-A S. Naperville Road, Suite 100, Wheaton, IL  60189

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 (Name and address of agent for service)

 Registrant's telephone number, including area code: (630) 462-9800

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 Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2009 - June 30, 2010

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the clearance requirements of

44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Exhibit A

ICA File Number:   811-07360

Reporting Period:  07/01/2009 – 06/30/2010

Monetta Trust -

YOUNG INVESTOR FUND

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Nike, Inc.	NKE	654106103	Annual	09/21/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Citigroup, Inc.	C	172967101	Special	09/03/2009	1) Authorize Share Increase Amendment	MGMT	FOR	FOR
					2) Reverse Stock Split Amendment	MGMT	FOR	FOR
					3) Preferred Stock Change Amendment	MGMT	FOR	FOR
I Shares S&P 500 Index Fund	IVV	464287200	Special	11/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
I Shares S&P 500 Index Fund	IVV	46287200	Special	11/04/2009	1) Approve New Investment Advisory Agreement Between Each Company and Barclays Global Fund Advisers	MGMT	FOR	FOR
					2) Approve Change in the Classification of the Fund’s Investment Objective from Fundamental to Non-Fundamental	MGMT	FOR	FOR
I Shares S&P 500 Growth Index Fund	IVW	464287309	Special	11/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
I Shares S&P 500 Growth Index Fund	IVW	464287309	Special	11/04/2009	1) Approve New Investment Advisory Agreement Between Each Company and Barclays Global Fund Advisers	MGMT	FOR	FOR
I Shares S&P 100 Index Fund	IVW	464287101	Special	11/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
I Shares S&P 100 Index Fund	IVW	464287101	Special	11/04/2009	1) Approve New Investment Advisory Agreement Between Each Company and Barclays Global Fund Advisers	MGMT	FOR	FOR

The Proctor & Gamble Co.	PG	742718109	Annual	10/13/2009	1a) Election of Directors – Kenneth I. Chenault	MGMT	FOR	FOR
					1b) Election of Directors – Scott D. Cook	MGMT	FOR	FOR
					1c) Election of Directors – Rajat K. Gupta	MGMT	FOR	FOR
					1d) Election of Directors – A.G. Lafley	MGMT	FOR	FOR
					1e) Election of Directors – Charles R. Lee	MGMT	FOR	FOR
					1f) Election of Directors – Lynn M. Martin	MGMT	FOR	FOR
					1g) Election of Directors – Robert A. McDonald	MGMT	FOR	FOR
					1h) Election of Directors – W.J. McNerney, Jr.	MGMT	FOR	FOR
					1i) Election of Directors – Jonathan A. Rodgers	MGMT	FOR	FOR
					1j) Election of Directors – R. Snyderman, MD	MGMT	FOR	FOR
					1k) Election of Directors – Mary Agnes Wilderotter	MGMT	FOR	FOR
					1l) Election of Directors – Patricia A. Woertz	MGMT	FOR	FOR
					1m) Election of Directors – Ernesto Zedillo	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Company Code of Regulations	MGMT	FOR	FOR
					4) Approve 2009 Stock and Incentive Compensation Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Chipotle Mexican Grill, Inc.	CMG	169656105	Special	12/21/2009	1) Amend Restated Certificate of Incorporation – Reclassify Class B Shares to Class Shares and Eliminate Provisions Related to Dual-Class Common Stock Structure	MGMT	FOR	FOR
Visa, Inc. – CL A	V	92826C839	Annual	01/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Kraft Foods, Inc.	KFT	50075N104	Special	02/01/2010	1) Approve the Issuance of 370M Shares of Class A Common Stock, in Connection with the Proposed Acquisition of Cadbury PLC	MGMT	FOR	FOR
D.R. Horton. Inc.	DHI	23331A109	Annual	01/28/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Section 382 Rights Agreement, to Protect Tax Attributes	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Bank of America Corp.	BAC	060505104	Special	02/23/2010	1) Adopt Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					2) Adjourn Special Meeting, Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR

Apple, Inc.	AAPL	037833100	Annual	02/25/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to 2003 Employee Stock Plan	MGMT	FOR	FOR
					3) Approve Amendments to 1997 Director Stock Option Plan	MGMT	FOR	FOR
					4) Hold Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					6) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Amend Corporate By Laws, Establish Board Committee on Sustainability	SHDLR	AGAINST	AGAINST
The Walt Disney Co.	DIS	254687106	Annual	03/10/2010	1a) Election of Directors – Susan F. Arnold	MGMT	FOR	FOR
					1b) Election of Directors – John E. Bryson	MGMT	FOR	FOR
					1c) Election of Directors – John S. Chen	MGMT	FOR	FOR
					1d) Election of Directors – Judith L. Estrin	MGMT	FOR	FOR
					1e) Election of Directors – Robert A. Iger	MGMT	FOR	FOR
					1f) Election of Directors – Stephen P. Jobs	MGMT	FOR	FOR
					1g) Election of Directors – F.H. Langhammer	MGMT	FOR	FOR
					1h) Election of Directors – Alywin B. Lewis	MGMT	FOR	FOR
					1i) Election of Directors – Monica C. Lozano	MGMT	FOR	FOR
					1j) Election of Directors – R.W. Matschullat	MGMT	FOR	FOR
					1k) Election of Directors – John E. Pepper, Jr.	MGMT	FOR	FOR
					1l) Election of Directors – Sheryl Sandberg	MGMT	FOR	FOR
					1m) Election of Directors – Orin C. Smith	MGMT	FOR	FOR
					2) Ratify Appointment of Registered Public Accountants	MGMT	FOR	FOR
					3) Approve Amendment to Amended/Restated 2005 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve Amendment to Restated Certificate of Incorporation, Interested Persons Transactions	MGMT	FOR	FOR
					5) Approve Amendment to Restated Certificate of Incorporation, By Law Amendments	MGMT	FOR	FOR
					6) Approve Amendment to Restated Certificate of Incorporation, Tracking Stock Provisions	MGMT	FOR	FOR
					7) ) Approve Amendment to Restated Certificate of Incorporation, Classified Board Transition Provisions	MGMT	FOR	FOR
					8) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Ex-Gay Non Discrimination Policy	SHDLR	AGAINST	AGAINST

Starbucks Corp.	SBUX	855244109	Annual	03/24/2010	1A) Election of Director – Howard Schultz	MGMT	FOR	FOR
					1B) Election of Director – Barbara Bass	MGMT	FOR	FOR
					1C) Election of Director – William W. Bradley	MGMT	FOR	FOR
					1D) Election of Director – Mellody Hobson	MGMT	FOR	FOR
					1E) Election of Director – Kevin R. Johnson	MGMT	FOR	FOR
					1F) Election of Director – Olden Lee	MGMT	FOR	FOR
					1G) Election of Director – Sheryl Sandberg	MGMT	FOR	FOR
					1H) Election of Director – J.G. Shennan, Jr.	MGMT	FOR	FOR
					1I) Election of Director – Javier G. Teruel	MGMT	FOR	FOR
					1J) Election of Director – Myron E. Ullman III	MGMT	FOR	FOR
					1K) Election of Director – Craig E. Weatherup	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Recycling Strategy for Beverage Containers	SHDLR	AGAINST	AGAINST
T. Rowe Price Group, Inc.	TROW	74144T108	Annual	04/14/2010	1A) Election of Director – Edward C. Bernard	MGMT	FOR	FOR
					1B) Election of Director – James T. Brady	MGMT	FOR	FOR
					1C) Election of Director – J. Alfred Broaddus, Jr.	MGMT	FOR	FOR
					1D) Election of Director – Donald B. Hebb, Jr.	MGMT	FOR	FOR
					1E) Election of Director – James A.C. Kennedy	MGMT	FOR	FOR
					1F) Election of Director – Brian C. Rogers	MGMT	FOR	FOR
					1G) Election of Director – Dr. Alfred Sommer	MGMT	FOR	FOR
					1H) Election of Director – Dwight S. Taylor	MGMT	FOR	FOR
					1I) Election of Director – Anne Marie Whittemore	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

The Coca-Cola Co.	KO	191216100	Annual	04/21/2010	1) Election of Director – Herbert A. Allen	MGMT	FOR	FOR
					2) Election of Director – Ronald W. Allen	MGMT	FOR	FOR
					3) Election of Director – Cathleen P. Black	MGMT	FOR	FOR
					4) Election of Director – Barry Diller	MGMT	FOR	FOR
					5) Election of Director – Alexis M. Herman	MGMT	FOR	FOR
					6) Election of Director – Muhtar Kent	MGMT	FOR	FOR
					7) Election of Director – Donald R. Keough	MGMT	FOR	FOR
					8) Election of Director – M.E. Lagomasino	MGMT	FOR	FOR
					9) Election of Director – Donald F. McHenry	MGMT	FOR	FOR
					10) Election of Director – Sam Nunn	MGMT	FOR	FOR
					11) Election of Director – James D. Robinson III	MGMT	FOR	FOR
					12) Election of Director – Peter V. Ueberroth	MGMT	FOR	FOR
					13) Election of Director – Jacob Wallenberg	MGMT	FOR	FOR
					14) Election of Director – James B. WIlliams	MGMT	FOR	FOR
					15) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					16) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					17) Shareholder Proposal – Independent Board Chairman	SHDLR	AGAINST	AGAINST
					18) Shareholder Proposal – Restricted Stock	SHDLR	AGAINST	AGAINST
					19) Shareholder Proposal – Report on Bisphenol-A	SHDLR	AGAINST	AGAINST
United Parcel Service, Inc.	UPS	911312106	Annual	05/06/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation – Majority Voting in Uncontested Director Elections	MGMT	FOR	FOR

Kraft Foods, inc.	KFT	50075N104	Annual	05/18/2010	1A) Election of Director – Ajaypal S. Banga	MGMT	FOR	FOR
					1B) Election of Director – Myra M. Hart	MGMT	FOR	FOR
					1C) Election of Director – Lois D. Juliber	MGMT	FOR	FOR
					1D) Election of Director – Mark D. Ketchum	MGMT	FOR	FOR
					1E) Election of Director – R.A. Lerner, MD	MGMT	FOR	FOR
					1F) Election of Director – Mackey J. McDonald	MGMT	FOR	FOR
					1G) Election of Director – John C. Pope	MGMT	FOR	FOR
					1H) Election of Director – Frederic G. Reynolds	MGMT	FOR	FOR
					1I) Election of Director – Irene B. Rosenfeld	MGMT	FOR	FOR
					1J) Election of Director – J.F. Van Boxmeer	MGMT	FOR	FOR
					1K) Election of Director – Deborah C. Wright	MGMT	FOR	FOR
					1L) Election of Director – Frank G. Zarb	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Shareholder Action by Written Consent	SHDLR	AGAINST	AGAINST

Bank of America Corp.	BAC	060505104	Annual	04/28/2010	1a) Election of Director – Susan S. Bies	MGMT	FOR	FOR
					1b) Election of Director – William P. Boardman	MGMT	FOR	FOR
					1c) Election of Director – Frank P. Bramble, Sr.	MGMT	FOR	FOR
					1d) Election of Director – Virgis W. Colbert	MGMT	FOR	FOR
					1e) Election of Director – Charles K. Gifford	MGMT	FOR	FOR
					1f) Election of Director – Charles O. Holliday, Jr.	MGMT	FOR	FOR
					1g) Election of Director – D. Paul Jones, Jr.	MGMT	FOR	FOR
					1h) Election of Director – Monica C. Lozano	MGMT	FOR	FOR
					1i) Election of Director – Thomas J. May	MGMT	FOR	FOR
					1j) Election of Director – Brian T. Moynihan	MGMT	FOR	FOR
					1k) Election of Director – Donald E. Powell	MGMT	FOR	FOR
					1l) Election of Director – Charles O. Rossotti	MGMT	FOR	FOR
					1m) Election of Director – Robert W. Scully	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation, Increase Authorized Shares of Common Stock	MGMT	FOR	FOR
					4) Advisory Vote Approving Executive Compensation	MGMT	FOR	FOR
					5) Approve Amendment to 2003 Key Associate Stock Plan	MGMT	FOR	FOR
					6) Shareholder Proposal – Disclosure of Government Employment	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Non-Deductible Pay	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal- Succession Planning	SHDLR	AGAINST	AGAINST
					11) Shareholder Proposal – Derivatives Trading	SHDLR	AGAINST	AGAINST
					12) Shareholder Proposal – Recoup Incentive Compensation	SHDLR	AGAINST	AGAINST

Ebay, Inc.	EBAY	278642103	Annual	04/29/2010	1A) Election of Director – David M. Moffett	MGMT	FOR	FOR
					1B) Election of Director – Richard T. Schlosberg, III	MGMT	FOR	FOR
					1C) Election of Director – Thomas J. Tierney	MGMT	FOR	FOR
					2) Approve Amendment and Restatement of Incentive Plan, Compliance with IRC Section 162(M)	MGMT	FOR	FOR
					3) Approve Amendment and Restatement of 2008 Equity Incentive Plan, Increase Authorized Share	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Google, Inc.	GOOG	38259P508	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Stock Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Online Advertising, Privacy and Sensitive Information	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Adoption of Human Rights Principles with Respect to Business in China	SHDLR	AGAINST	AGAINST
Ford Motor Co.	F	345370860	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Tax Benefit Preservation Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Disclosure of Prior Government Affiliation of Directors, Officers and Consultants	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Recapitalization Plan, Providing All Company’s Outstanding Stock have One Vote per Share	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Report Disclosing Policies and Procedures Related to Political Contributions	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Company not Funding any Energy Saving Projects that are Solely Concerned with CO2 Reduction	SHDLR	AGAINST	AGAINST
Dreamworks Animation SKG, Inc.	DWA	26153C103	Annual	05/12/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Adoption of 2010 Employee Stock Purchase Plan	MGMT	FOR	FOR

Kohl’s Corp.	KSS	500255104	Annual	05/13/2010	1A) Election of Director – Peter Boneparth	MGMT	FOR	FOR
					1B) Election of Director – Steven A. Burd	MGMT	FOR	FOR
					1C) Election of Director – John F. Herma	MGMT	FOR	FOR
					1D) Election of Director – Dale E. Jones	MGMT	FOR	FOR
					1E) Election of Director – William S. Kellogg	MGMT	FOR	FOR
					1F) Election of Director – Kevin Mansell	MGMT	FOR	FOR
					1G) Election of Director – Frank V. Sica	MGMT	FOR	FOR
					1H) Election of Director – Peter M. Sommerhauser	MGMT	FOR	FOR
					1I) Election of Director – Stephanie A. Streeter	MGMT	FOR	FOR
					1J) Election of Director – Nina G. Vaca	MGMT	FOR	FOR
					1K) Election of Director – Stephen E. Watson	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve 2010 Long Term Compensation Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Adopt Simple Majority Vote	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Independent BOD Chairman	SHDLR	AGAINST	AGAINST
Hasbro, Inc.	HAS	418056107	Annual	05/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to the Restated 2003 Stock Incentive Performance Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
McDonald’s Corp.	MCD	580135101	Annual	05/20/2010	1A) Election of Director – Walter E. Massey	MGMT	FOR	FOR
					1B) Election of Director – John W. Rogers, Jr.	MGMT	FOR	FOR
					1C) Election of Director – Roger W. Stone	MGMT	FOR	FOR
					1D) Election of Director – Miles D. White	MGMT	FOR	FOR
					2) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Simple Majority Vote	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Use of Controlled Atmosphere Stunning	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Use of Cage-Free Eggs	SHDLR	AGAINST	AGAINST

Yum! Brands Inc.	YUM	988498101	Annual	05/20/2010	1a) Election of Director – David W. Dorman	MGMT	FOR	FOR
					1b) Election of Director – Massimo Ferragamo	MGMT	FOR	FOR
					1c) Election of Director – J. David Grissom	MGMT	FOR	FOR
					1d) Election of Director – Bonnie G. Hill	MGMT	FOR	FOR
					1e) Election of Director – Robert Holland, Jr.	MGMT	FOR	FOR
					1f) Election of Director – Kenneth G. Langone	MGMT	FOR	FOR
					1g) Election of Director – Jonathan S. Linen	MGMT	FOR	FOR
					1h) Election of Director – Thomas C. Nelson	MGMT	FOR	FOR
					1i) Election of Director – David C. Novak	MGMT	FOR	FOR
					1j) Election of Director – Thomas m. Ryan	MGMT	FOR	FOR
					1k) Election of Director – Jing-Shyh S. Su	MGMT	FOR	FOR
					1l) Election of Director – Robert D. Walter	MGMT	FOR	FOR
					2) Ratify Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Right to Call Special Shareholder Meetings	MGMT	FOR	FOR
The Home Depot, Inc.	HD	437076102	Annual	05/20/2010	1a) Election of Director – Duane Ackerman	MGMT	FOR	FOR
					1b) Election of Director – David H. Batchelder	MGMT	FOR	FOR
					1c) Election of Director – Francis S. Blake	MGMT	FOR	FOR
					1d) Election of Director – Ari Bousbib	MGMT	FOR	FOR
					1e) Election of Director – Gregory D. Brenneman	MGMT	FOR	FOR
					1f) Election of Director – Albert P. Carey	MGMT	FOR	FOR
					1g) Election of Director – Armando Codina	MGMT	FOR	FOR
					1h) Election of Director – Bonnie G. Hill	MGMT	FOR	FOR
					1i) Election of Director – Karen L. Katen	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Approve Material Terms of Performance Goals for Qualified Performance-Based Awards under the 2005 Omnibus Stock Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Executive Officer Compensation	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Shareholder Action by Written Consent	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Independent BOD Chairman	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Employment Diversity Report	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Reincorporation in North Dakota	SHDLR	AGAINST	AGAINST

AMR Corp.	AMR	001765106	Annual	05/19/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Cumulative Voting for Election of Directors	SHDLR	AGAINST	AGAINST
Wal-Mart Stores, Inc.	WMT	931142103	Annual	06/04/2010	1a) Election of Directors – Aida M. Alvarez	MGMT	FOR	FOR
					1b) Election of Directors – James W. Breyer	MGMT	FOR	FOR
					1c) Election of Directors – M. Michele Burns	MGMT	FOR	FOR
					1d) Election of Directors – James I. Cash, Jr.	MGMT	FOR	FOR
					1e) Election of Directors – Roger C. Corbett	MGMT	FOR	FOR
					1f) Election of Directors – Douglas N. Daft	MGMT	FOR	FOR
					1g) Election of Directors – Michael T. Duke	MGMT	FOR	FOR
					1h) Election of Directors – Gregory B. Penner	MGMT	FOR	FOR
					1i) Election of Directors – Steven S. Reinemund	MGMT	FOR	FOR
					1j) Election of Directors – H. Lee Scott, Jr.	MGMT	FOR	FOR
					1k) Election of Directors – Arne M. Sorenson	MGMT	FOR	FOR
					1l) Election of Directors – Jim C. Walton	MGMT	FOR	FOR
					1m) Election of Directors – S. Robert Walton	MGMT	FOR	FOR
					1n) Election of Directors – Christopher J. Williams	MGMT	FOR	FOR
					1o) Election of Directors – Linda S. Wolf	MGMT	FOR	FOR
					2) Ratification of Independent Accountants	MGMT	FOR	FOR
					3) Approve 2010 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve ASDA Limited Sharesave Plan 2000, as Amended	MGMT	FOR	FOR
					5) Shareholder Proposal – Gender Identity Non-Discrimination Policy	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Executive Compensation	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Political Contributions Report	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Poultry Slaughter	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Lobbying Priorities Report	SHDLR	AGAINST	AGAINST

Amazon.Com, Inc.	AMZN	023135106	Annual	05/25/2010	1A) Election of Director – Jeffrey P. Bezos	MGMT	FOR	FOR
					1B) Election of Director – Tom A. Alberg	MGMT	FOR	FOR
					1C) Election of Director – John Seely Brown	MGMT	FOR	FOR
					1D) Election of Director – William B. Gordon	MGMT	FOR	FOR
					1E) Election of Director – Alain Monie	MGMT	FOR	FOR
					1F) Election of Director – Thomas O. Ryder	MGMT	FOR	FOR
					1G) Election of Director – Patricia Q. Stonesifer	MGMT	FOR	FOR
					2) Ratification of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Disclosures Regarding Corporate Political Contributions	SHDLR	AGAINST	AGAINST
Chipotle Mexican Grill, Inc	CMG	169656105	Annual	06/08/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratification of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Caterpillar, Inc.	CAT	149123101	Annual	06/09/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Auditors	MGMT	FOR	FOR
					3) Amend 2006 Long-Term Incentive Plan	MGMT	FOR	FOR
					4) Amend Articles and Bylaws, Declassify Board	MGMT	FOR	FOR
					5) Amend Articles and Bylaws, Eliminate Supermajority Vote Requirements	MGMT	FOR	FOR
					6) Shareholder Proposal – Independent BOD Chairman	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Review Global Corporate Standards	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
Las Vegas Sands Corp.	LVS	517834107	Annual	06/03/2010	1) For the Recommended Directors
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					4) Transact Such Other Business as May Properly Come Before the Meeting	MGMT	FOR	FOR
UAL Corp.	UAUA	902549807	Annual	06/10/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of independent Registered Public Accountants	MGMT	FOR	FOR
					3) Amend Restated Certificate of Incorporation, Extend 5% Ownership Limit	MGMT	FOR	FOR

Krispy Kreme Doughnuts, Inc.	KKD	501014104	Annual	06/22/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
Target Corp.	TGT	87612E106	Annual	06/09/2010	1A) Election of Director – Calvin Darden	MGMT	FOR	FOR
					1B) Election of Director – Anne M. Mulcahy	MGMT	FOR	FOR
					1C) Election of Director – Stephen W. Sanger	MGMT	FOR	FOR
					1D) Election of Director – Gregg W. Steinhafel	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Amend Restated Articles of Incorporation, Relating to BOD	MGMT	FOR	FOR
					4) Amend Restated articles of Incorporation, Eliminate Supermajority Vote Requirement for Certain Business Combinations	MGMT	FOR	FOR
					5) Amend and Restate the Restated Articles of Incorporation, to Reflect the Changes Proposed in Items #3 and #4 in the Proxy Statement	MGMT	FOR	FOR
					6) Shareholder Proposal – Annual Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Best Buy Co.	BBY	086516101	Annual	06/24/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
Gamestop Corp.	GME	36467W109	Annual	06/22/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR

MID-CAP EQUITY FUND

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Suntech Power Holdings Co.	STP	86800C104	Annual	08/14/2009	1) Amend Equity Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					2) Extend Equity Incentive Plan, Additional Term of Five Years	MGMT	FOR	FOR
Citigroup, Inc.	C	172967101	Special	09/03/2009	1) Authorize Share Increase Amendment	MGMT	FOR	FOR
					2) Reverse Stock Split Amendment	MGMT	FOR	FOR
					3) Preferred Stock Change Amendment	MGMT	FOR	FOR
Foster Wheeler AG	FWLT	H27178104	Special	11/04/2009	1) Election of Director – Clayton C. Daley, Jr.	MGMT	FOR	FOR
					2) Instructions of Appointed Proxies to Vote at Special Meeting	MGMT	FOR	FOR
Bank of America Corp.	BAC	060505104	Special	02/23/2010	1) Adopt Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					2) Adjourn Special Meeting, Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR
F5 Networks, Inc.	FFIV	315616102	Annual	03/11/2010	1A) Election of Director – Deborah L. Bevier	MGMT	FOR	FOR
					1B) Election of Director – Alan J. Higginson	MGMT	FOR	FOR
					1C) Election of Director – John McAdam	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditor	MGMT	FOR	FOR
Apple, Inc.	AAPL	037833100	Annual	02/25/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to 2003 Employee Stock Plan	MGMT	FOR	FOR
					3) Approve Amendments to 1997 Director Stock Option Plan	MGMT	FOR	FOR
					4) Hold Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					6) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Amend Corporate By Laws, Establish Board Committee on Sustainability	SHDLR	AGAINST	AGAINST
Joy Global. Inc.	JOYG	481165108	Annual	03/09/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Registered Independent Public Accounting Firm	MGMT	FOR	FOR

Fifth Third Bancorp	FITB	316773100	Annual	04/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Articles of Incorporation, Provide for Majority Voting in Uncontested Director Elections	MGMT	FOR	FOR
					3) Amend Articles of Incorporation, Eliminate Cumulative Voting in Director Elections	MGMT	FOR	FOR
					4) Amend Code of Regulations, Permit Directors to Further Amend Code of Regulations Without Shareholder Consent to the Extent Permitted by Ohio Law	MGMT	FOR	FOR
					5) Approve Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					6) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					7) Shareholder Proposal – Adopt Policy that BOD Chairman be an Independent Director	SHDLR	AGAINST	AGAINST
Intuitive Surgical, inc.	ISRG	46120E602	Annual	04/21/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve 2010 Incentive Award Plan	MGMT	FOR	FOR
Lennar Corp. – CL A	LEN	526057104	Annual	04/14/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Company Building Practices	SHDLR	AGAINST	AGAINST
Nalco Holding Co.	NLC	62985Q101	Annual	04/30/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					20 Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Bank of America Corp.	BAC	060505104	Annual	04/28/2010	1a) Election of Director – Susan S. Bies	MGMT	FOR	FOR
					1b) Election of Director – William P. Boardman	MGMT	FOR	FOR
					1c) Election of Director – Frank P. Bramble, Sr.	MGMT	FOR	FOR
					1d) Election of Director – Virgis W. Colbert	MGMT	FOR	FOR
					1e) Election of Director – Charles K. Gifford	MGMT	FOR	FOR
					1f) Election of Director – Charles O. Holliday, Jr.	MGMT	FOR	FOR
					1g) Election of Director – D. Paul Jones, Jr.	MGMT	FOR	FOR
					1h) Election of Director – Monica C. Lozano	MGMT	FOR	FOR
					1i) Election of Director – Thomas J. May	MGMT	FOR	FOR
					1j) Election of Director – Brian T. Moynihan	MGMT	FOR	FOR
					1k) Election of Director – Donald E. Powell	MGMT	FOR	FOR
					1l) Election of Director – Charles O. Rossotti	MGMT	FOR	FOR
					1m) Election of Director – Robert W. Scully	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation, Increase Authorized Shares of Common Stock	MGMT	FOR	FOR
					4) Advisory Vote Approving Executive Compensation	MGMT	FOR	FOR
					5) Approve Amendment to 2003 Key Associate Stock Plan	MGMT	FOR	FOR
					6) Shareholder Proposal – Disclosure of Government Employment	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Non-Deductible Pay	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal- Succession Planning	SHDLR	AGAINST	AGAINST
					11) Shareholder Proposal – Derivatives Trading	SHDLR	AGAINST	AGAINST
					12) Shareholder Proposal – Recoup Incentive Compensation	SHDLR	AGAINST	AGAINST

Genworth Financial, Inc.	GNW	37247D106	Annual	05/12/2010	1A) Election 0f Director – Steven W. Alesio	MGMT	FOR	FOR
					1B) Election 0f Director – Michael D. Frazier	MGMT	FOR	FOR
					1C) Election 0f Director – Nancy J. Karch	MGMT	FOR	FOR
					1D) Election 0f Director – J. Robert Kerrey	MGMT	FOR	FOR
					1E) Election 0f Director – Risa J. Lavizzo-Mourey	MGMT	FOR	FOR
					1F) Election 0f Director – Christine B. Mead	MGMT	FOR	FOR
					1G) Election 0f Director – Thomas E. Moloney	MGMT	FOR	FOR
					1H) Election 0f Director – James A. Parke	MGMT	FOR	FOR
					1I) Election 0f Director – James S. Riepe	MGMT	FOR	FOR
					2) Re-Approval of Material Performance Goals for Qualified Performance-Based Awards Under the 2004 Omnibus Incentive Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Alpha Natural Resources, Inc.	ANR	02076X102	Annual	05/19/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Adoption of 2010 Long-Term Incentive Plan	MGMT	FOR	FOR
					3) Ratification of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Biomarin Pharmaceutical, Inc.	BMRN	09061G101	Annual	05/12/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment and Restatement of 2006 Share Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
EV3, Inc.	EVVV	26928A200	Annual	05/25/2010	1A) Election of Director – John K. Bakewell	MGMT	FOR	FOR
					1B) Election of Director – Richard B. Emmitt	MGMT	FOR	FOR
					1C) Election of Director – Douglas W. Kohrs	MGMT	FOR	FOR
					2) Approve Amended and Restated 2005 Incentive Plan	MGMT	FOR	FOR
					3) Approve Amended and Restated Employee Stock Purchase Plan	MGMT	FOR	FOR
					4) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

NVIDIA Corp.	NVDA	67066G104	Annual	05/19/2010	1a) Election of Director – James C. Gaither	MGMT	FOR	FOR
					1b) Election of Director – Jen-Hsun Huang	MGMT	FOR	FOR
					1c) Election of Director – A. Brooke Seawell	MGMT	FOR	FOR
					2) Ratify Selection of independent Registered Public Accounting Firm	MGMT	FOR	FOR
Ford Motor Co.	F	345370860	Annual	05/13/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Tax Benefit Preservation Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Disclosure of Any Prior Government Affiliation of Directors, Officers and Consultants	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Recapitalization Plan to Provide All Outstanding Stock have One Vote Per Share	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Report Disclosing Policies and Procedures Related to Political Contributions	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote to Ratify the Compensation of Named Executives	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Not Funding Energy Savings Projects Solely Concerned with CO2 Reduction	SHDLR	AGAINST	AGAINST
Flowserve Corp.	FLS	34354P105	Annual	05/14/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Human Genome Sciences, inc.	HGSI	444903108	Annual	05/20/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Domino’s Pizza, Inc.	DPZ	25754A201	Annual	04/28/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended and Restated Senior Executive Annual Incentive Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accountants	MGMT	FOR	FOR

Eastman Kodak Co.	EK	277461109	Annual	05/12/2010	1a) Election of Directors – Richard S. Braddock	MGMT	FOR	FOR
					1b) Election of Directors – Herald Y. Chen	MGMT	FOR	FOR
					1c) Election of Directors – Adam H. Clammer	MGMT	FOR	FOR
					1d) Election of Directors – Timothy m. Donahue	MGMT	FOR	FOR
					1e) Election of Directors – Michael J. Hawley	MGMT	FOR	FOR
					1f) Election of Directors – William H. Hernandez	MGMT	FOR	FOR
					1g) Election of Directors – Douglas R. Lebda	MGMT	FOR	FOR
					1h) Election of Directors – Debra L. Lee	MGMT	FOR	FOR
					1i) Election of Directors – Delano E. Lewis	MGMT	FOR	FOR
					1j) Election of Directors – William G. Parrett	MGMT	FOR	FOR
					1k) Election of Directors – Antonio M. Perez	MGMT	FOR	FOR
					1l) Election of Directors – Joel Seligman	MGMT	FOR	FOR
					1m) Election of Directors – Dennis F. Stringl	MGMT	FOR	FOR
					1n) Election of directors – Laura D’Andrea Tyson	MGMT	FOR	FOR
2) Ratify Selection of Independent Registered Public Accounting Firm
					3) Approve Amendment and Material Terms of 2005 Omnibus Long-Term Compensation Plan	MGMT	FOR	FOR
					3) Approve Amendment and Material Terms of EXCEL Compensation Plan	MGMT	FOR	FOR
The Hartford Financial Services Group, Inc.	HIG	416515104	Annual	05/19/2010	1A) Election of Director – Robert B. Allardice, III	MGMT	FOR	FOR
					1B) Election of Director – Trevor Fetter	MGMT	FOR	FOR
					1C) Election of Director – Paul G. Kirk, Jr.	MGMT	FOR	FOR
					1D) Election of Director – Liam E. McGee	MGMT	FOR	FOR
					1E) Election of Director – Gail J. McGovern	MGMT	FOR	FOR
					1F) Election of Director – Michael G. Morris	MGMT	FOR	FOR
					1G) Election of Director – Thomas A. Renyi	MGMT	FOR	FOR
					1H) Election of Director – Charles B. Strauss	MGMT	FOR	FOR
					1I) Election of Director – H. Patrick Swygert	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditor	MGMT	FOR	FOR
					3) Approve 2010 Incentive Stock Plan	MGMT	FOR	FOR
					4) Approve Material Terms of Executive Officer Performance Goals for Annual Incentive Awards	MGMT	FOR	FOR
					5) Shareholder Proposal – Amend Corporate ByLaws, Provide for Reimbursement of Certain Shareholder Expenses in Connection with a Contested Election of Directors	SHDLR	AGAINST	AGAINST

VMWare, inc.	VMW	928563402	Annual	05/21/2010	2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
National Oilwell-Varco, Inc.	NOV	637071101	Annual	05/12/2010	1A) Election of Director – Ben A. Guill	MGMT	FOR	FOR
					1B) Election of Director – Roger L. Jarvis	MGMT	FOR	FOR
					1C) Election of Director – Eric L. Mattson	MGMT	FOR	FOR
					2) Ratification of Independent Auditors	MGMT	FOR	FOR
NII Holdings, Inc.	NIHD	62913F201	Annual	05/11/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratification of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend 2004 Incentive Compensation Plan, Increase Authorized Shares	MGMT	FOR	FOR
Ross Stores, Inc.	ROST	778296103	Annual	05/19/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Akamai Technologies, Inc.	AKAM	00971T101	Annual	05/19/2010	1A) Election of Director – F. Thomson Leighton	MGMT	FOR	FOR
					1B) Election of Director – Paul Sagan	MGMT	FOR	FOR
					1C) Election of Director – Naomi O. Seligman	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
Cephalon, Inc.	CEPH	156708109	Annual	05/20/2010	1A) Election of Director – Frank Baldino, Jr. PHD	MGMT	FOR	FOR
					1B) Election of Director – William P. Egan	MGMT	FOR	FOR
					1C) Election of Director – Martyn D. Greenacre	MGMT	FOR	FOR
					1D) Election of Director – Vaughn M. Kailian	MGMT	FOR	FOR
					1E) Election of Director – Kevin E. Moley	MGMT	FOR	FOR
					1F) Election of Director – Charles A. Sanders, MD	MGMT	FOR	FOR
					1G) Election of Director – Gail R. Wilensky, PHD	MGMT	FOR	FOR
					1H) Election of Director – Dennis L. Winger	MGMT	FOR	FOR
					2) Approve Amendment to 2004 Equity Compensation Plan, Increase Authorized Shares	MGMT	FOR	FOR
					3) Approve 2010 Employee Stock Purchase Plan	MGMT	FOR	FOR
					4)Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
AMR Corp.	AMR	001765106	Annual	05/19/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Cumulative Voting for Director Elections	SHDLR	AGAINST	AGAINST

MGM Mirage, Inc.	MGM	552953101	Annual	06/15/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend and Restate Certificate of Incorporation, Change Company Name to MGM Resorts International	MGMT	FOR	FOR
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Transact Such Other Business as May Properly Come Before the Meeting	MGMT	FOR	FOR
Fossil, inc.	FOSL	349882100	Annual	05/19/2010	1) Amend and Restate Certificate of Incorporation, Provide for Annual Director Elections	MGMT	FOR	FOR
					2) For the Recommended Directors	MGMT	FOR	FOR
					3) If Proposal #2 is not Approved, Elect Three Directors to Serve for a Term of Three Years, as Recommended	MGMT	FOR	FOR
					4) Approve 2010 Cash Incentive Plan	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Cognizant Technology Solutions Corp.	CTSH	192446102	Annual	06/01/2010	1A) Election of Director – John E. Klein	MGMT	FOR	FOR
					1B) Election of Director – Lakshmi Narayanan	MGMT	FOR	FOR
					1C) Election of Director – Maureen Breakiron-Evans	MGMT	FOR	FOR
					2) Amend and Restate 2004 Employee Stock Purchase Plan, increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Big Lots, Inc.	BIG	089302103	Annual	05/27/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended/Restated 2005 Long-Term Incentive Plan	MGMT	FOR	FOR
					3) Approve Amended/Restated 2006 Bonus Plan	MGMT	FOR	FOR
					4) Approve Amendments to Articles of Incorporation	MGMT	FOR	FOR
					5) Approve Amendments to Code of Regulations	MGMT	FOR	FOR
					6) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Las Vegas Sands Corp.	LVS	517834107	Annual	06/03/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					4) Transact Such Other Business as May Properly Come Before the Meeting	MGMT	FOR	FOR
Priceline.com, Inc.	PCLN	741503403	Annual	06/02/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Special Stockholder Meetings	SHDLR	AGAINST	AGAINST
Salesforce.com, inc.	CRM	79466L302	Annual	06/10/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
BE Aerospace, Inc.	BEAV	073302101	Annual	07/29/2010	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Adopt Amendments to Amended/Restated 1994 Employee Stock Purchase Plan	MGMT	FOR	FOR

ORION/MONETTA INTERMEDIATE BOND FUND

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
I Shares IBOXX High Yield Fund	HYG	464288513	Special	11/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
I Shares IBOXX High Yield Fund	HYG	464288513	Special	11/04/2009	1) Approve New Investment Advisory Agreement Between Each Company and Barclays Global Fund Advisers	MGMT	FOR	FOR

GOVERNMENT MONEY MARKET FUND

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

The Monetta Government Money Market Fund was liquidated on December 18, 2009.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Trust

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 12, 2010

      ---------------

* Print the name and title of each signing officer under his or her signature.